Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, years	Shorter of the lease term or useful life of the asset
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Minimum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	3 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	10 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	10 years
Maximum [Member] | Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Useful life, years	5 years